Average Annual Total Returns		12 Months Ended	30 Months Ended	60 Months Ended	64 Months Ended	98 Months Ended		118 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [5]	Dec. 31, 2024	[6]	Dec. 31, 2024	Dec. 31, 2024
HCM Sector Plus Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%		14.53%				13.43%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.19%		13.46%				12.59%
Performance Inception Date		Mar. 11, 2015
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.17%		11.65%				10.61%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.34%		10.16%				9.55%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A1 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.08%		13.27%				12.45%
Performance Inception Date		Mar. 11, 2015
HCM Sector Plus Fund | HCM Sector Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		23.64%		15.11%				13.45%
Performance Inception Date		Mar. 11, 2015
HCM Sector Plus Fund | HCM Sector Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		22.38%		13.96%				12.46%
Performance Inception Date		Mar. 11, 2015
HCM Tactical Plus Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%		14.53%					13.10%
HCM Tactical Plus Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.90%		6.09%					2.99%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		26.15%		17.17%					13.76%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.41%		16.02%					13.02%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.70%		13.49%					11.28%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		34.16%		18.84%					14.56%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		32.86%		17.68%					13.62%
HCM Multi-Asset Plus Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25% [4]		(0.33%) [4]	0.18%	1.12%	[4]
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.48%		9.97%		8.48%
Performance Inception Date		Nov. 09, 2016
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.00%		9.38%		7.64%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.73%		7.88%		6.54%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		19.45%		10.44%		8.47%
Performance Inception Date		Nov. 09, 2016
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		20.71%		11.53%	12.21%
Performance Inception Date		Sep. 11, 2019
HCM Dynamic Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	1.25%	1.45%
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(5.69%)	(0.92%)
Performance Inception Date		Jun. 30, 2022
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.48%)	(1.72%)
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.34%)	(1.02%)
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(0.67%)	1.19%
Performance Inception Date		Jun. 30, 2022
HCM Dynamic Income Fund | HCM Dynamic Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		0.19%	1.62%
Performance Inception Date		Jun. 30, 2022

[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[3]	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.
[4]	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.
[5]	The Fund’s Class I shares commenced operations on September 11, 2019.
[6]	The Fund’s Class A and Investor Class shares commenced operations on November 9, 2016.
[7]	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.